Organization	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
ORGANIZATION
1.	ORGANIZATION

International General Insurance Holdings Ltd. (“the Company”) is an exempted limited liability company registered and incorporated in Bermuda under the Companies Act of 1981 on October 28, 2019. The Company’s registered office is at Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda.

The principal activities of the Company are to primarily provide insurance and reinsurance on a worldwide basis through its principal wholly owned subsidiaries and branches, including International General Insurance Co. Ltd, International General Insurance Company (UK) Ltd, International General Insurance Company (Europe) SE, International General Insurance Company (Dubai) Ltd, IGI Nordic AS and International General Insurance Co. Ltd – Labuan Branch. The Company and its subsidiaries operate in Bermuda, United Kingdom, Jordan, Morocco, Malaysia, Malta, Norway, United Arab Emirates and the Cayman Islands. International General Insurance Holdings Ltd. and its subsidiaries and branches are collectively referred to hereinafter as the Company or the Group.

On March 17, 2020, the definitive business agreement (the “Business Combination”) between International General Insurance Holdings Limited - Dubai (“IGI”) and Tiberius Acquisition Corp. (NASDAQ: TIBR) (“Tiberius”), a publicly traded special purpose acquisition company, and certain related parties, was effective. As a result of the completion of the Business Combination, the Company became a new public company listed on the Nasdaq Capital Market under the symbol “IGIC” and owned by the former stockholders of Tiberius and the former shareholders of IGI and each of IGI and Tiberius became the Company’s subsidiaries.

The transaction was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, while the Company is the legal acquirer of both IGI and Tiberius, IGI has been identified as the accounting acquirer of Tiberius for accounting purposes.

On March 25, 2023, the Group completed the acquisition of Energy Insurance Oslo AS, a Norwegian managing general agency that the Group has had an exclusive underwriting arrangement with since 2009. The Company was renamed IGI Nordic AS and will broaden the Group’s presence in the Nordic markets across various business lines. The purchase consideration as well as the amounts recognized for assets acquired and liabilities are not material to the Group.